CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents

	As of December 31,
	2023	2022
Cash and bank balances	298,583	228,632
Time deposits	8,640	63,825
TOTAL	307,223	292,457